Trade Payables and Other - Additional Information (Detail) € in Millions	12 Months Ended
Dec. 31, 2018 EUR (€)
Receivables from contracts with customers [abstract]
Revenue recognized related to contract liabilities	€ 55
Deferred revenue related to contract liabilities	€ 45